Mine restoration provisions - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of assets [line items]
Inflation rate	2.10%
Current estimate to settle mine restoration provisions	$ 126	$ 102
Bottom of range
Disclosure of fair value measurement of assets [line items]
Discount rate	2.50%
Top of range
Disclosure of fair value measurement of assets [line items]
Discount rate	2.81%